Bank deposits, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Bank deposits, net
Short-term bank deposits, net	¥ 2,179,886	$ 298,643	¥ 2,631,256
Long-term bank deposits, net	727,448	$ 99,660	1,757,804
Total	2,907,334		4,389,060
Allowance for credit losses	¥ 1,607		¥ 2,408